RESTRICTED NET ASSETS (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RESTRICTED NET ASSETS
Required percentage of after-tax-profit under PRC GAAP to be set aside as a general reserve fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to general reserve fund	50.00%
Restricted net assets	$ 304,377	$ 229,035
Restricted net assets as a percentage of consolidated net assets	25.00%